COMMITMENTS, CONTINGENCIES AND GUARANTEES - Assets and Portfolio Assets Brookfield & Partners Have Agreed to Acquire (Details) - Forecast ¥ in Millions, R$ in Millions, $ in Millions	3 Months Ended			36 Months Ended
	Dec. 31, 2024 USD ($) MW	Dec. 31, 2024 CNY (¥) MW	Mar. 31, 2024 USD ($) MW	Dec. 31, 2026 USD ($) MW	Dec. 31, 2026 BRL (R$) MW
China, Wind, 102 MW development
Disclosure of finance lease and operating lease by lessee [line items]
Wind power capacity	102	102
Consideration	$ 16	¥ 84
Brookfield Renewable Economic Interest	20.00%	20.00%
China, Wind, 350 MW development
Disclosure of finance lease and operating lease by lessee [line items]
Wind power capacity	350	350
Consideration	$ 110	¥ 577
Brookfield Renewable Economic Interest	20.00%	20.00%
Brazil, Distributed energy & storage, 730 MW development
Disclosure of finance lease and operating lease by lessee [line items]
Distributed energy and storage capacity				730	730
Consideration				$ 28	R$ 136
Brookfield Renewable Economic Interest				20.00%	20.00%
US, Distributed energy & storage, 25 MW development
Disclosure of finance lease and operating lease by lessee [line items]
Distributed energy and storage capacity				25	25
Consideration | $			$ 20
Brookfield Renewable Economic Interest			25.00%
US, Distributed energy &storage, 93 MW development
Disclosure of finance lease and operating lease by lessee [line items]
Distributed energy and storage capacity			93
Consideration | $			$ 86
Brookfield Renewable Economic Interest			2000.00%